Borrowings (Details Narrative) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 17, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 ARS ($)	Jun. 08, 2026 USD ($)	Jun. 30, 2025 ARS ($)
Statement [Line Items]
Total Borrowings from collateralized liabilities			$ 2,130		$ 2,244
Series XXIV Notes [Member]
Statement [Line Items]
Description of semi annual payments		The Series XXIV Notes were issued under New York Law, will mature on March 31, 2035, and will accrue interest at a fixed annual nominal rate of 8.00%, with interest payable semiannually on March 31 and September 30 of each year until maturity. Principal amortization will be made in three installments: (i) 33% of the principal on March 31, 2033, (ii) 33% of the principal on March 31, 2034, and (iii) 34% of the principal on March 31, 2035
Amount in original currency		$ 480.5
Series XXV Notes [Member]
Statement [Line Items]
Description of semi annual payments		The Series XXV Notes denominated in U.S. dollars for an amount of USD 50.0 million, at a fixed rate of 3.75%, with semiannual interest payments. Principal will be amortized in a single installment on the maturity date, June 8, 2027. The issuance price was 100% of nominal value
Aggregate principal amount				$ 50.0
IRSA [Member]
Statement [Line Items]
Aggregate principal amount	$ 180.0
Issuance price	98.50%